CM Advisors Small Cap Value Fund

Schedule of Investments

May 31, 2020 (Unaudited)

COMMON STOCKS - 64.8%	Shares	Value
Communication Services - 0.7%
Interactive Media & Services - 0.7%
Alphabet, Inc. - Class A *	157	$225,063
Facebook, Inc. - Class A *	523	117,722
		342,785
Consumer Discretionary - 7.2%
Distributors - 2.6%
LKQ Corporation *	44,245	1,214,968

Hotels, Restaurants & Leisure - 1.0%
BJ's Restaurants, Inc.	6,399	138,986
Brinker International, Inc.	6,395	168,508
Chuy's Holdings, Inc. *	8,307	132,829
		440,323
Leisure Equipment & Products - 1.0%
Malibu Boats, Inc. - Class A *	10,270	484,025

Multiline Retail - 0.3%
Dollar General Corporation	415	79,476
Dollar Tree, Inc. *	818	80,058
		159,534
Specialty Retail - 2.3%
Genesco, Inc. *	20,000	369,800
Ulta Beauty, Inc. *	2,900	707,629
		1,077,429
Energy - 7.0%
Energy Equipment & Services - 4.2%
DMC Global, Inc.	50,557	1,443,402
Era Group, Inc. *	96,458	483,255
		1,926,657
Oil, Gas & Consumable Fuels - 2.8%
Centennial Resource Development, Inc. - Class A *	352,705	356,232
Parsley Energy, Inc. - Class A	104,345	953,713
		1,309,945
Financials - 4.4%
Banks - 0.1%
Bank of America Corporation	688	16,595
JPMorgan Chase & Company	166	16,153
		32,748
Capital Markets - 0.5%
Brookfield Asset Management, Inc. - Class A	7,710	241,786

Consumer Finance - 0.2%
Synchrony Financial	3,950	80,461

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B *	1,050	194,859

Insurance - 0.5%
Fairfax Financial Holdings Ltd.	73	20,313

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Financials - 4.4% (Continued)
Insurance - 0.5% (Continued)
Markel Corporation *	226	$202,817
		223,130
Mortgage Real Estate Investment Trusts - 2.7%
Starwood Property Trust, Inc.	96,939	1,285,411

Health Care - 1.3%
Health Care Equipment & Supplies - 1.3%
Integer Holdings Corporation *	7,500	593,850

Industrials - 29.3%
Aerospace & Defense - 2.2%
AAR Corporation	49,705	1,002,550

Airlines - 1.4%
Alaska Air Group, Inc.	19,515	667,218

Electrical Equipment - 7.4%
Atkore International Group, Inc. *	93,988	2,522,638
Regal Beloit Corporation	11,850	942,549
		3,465,187
Industrial Conglomerates - 1.1%
Raven Industries, Inc.	20,170	432,646
Roper Technologies, Inc.	210	82,698
		515,344
Machinery - 11.5%
Altra Industrial Motion Corporation	44,710	1,386,010
Colfax Corporation *	17,885	501,853
Columbus McKinnon Corporation	58,036	1,764,875
Helios Technologies, Inc.	18,190	650,656
Hillenbrand, Inc.	21,500	553,410
Rexnord Corporation	17,000	511,700
		5,368,504
Professional Services - 1.5%
Robert Half International, Inc.	13,500	684,990

Trading Companies & Distributors - 4.2%
BMC Stock Holdings, Inc. *	32,675	855,105
MSC Industrial Direct Company, Inc. - Class A	16,000	1,109,440
		1,964,545
Information Technology - 4.8%
Communications Equipment - 0.6%
InterDigital, Inc.	5,000	274,850

Electronic Equipment, Instruments & Components - 3.0%
FARO Technologies, Inc. *	10,000	562,800

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

COMMON STOCKS - 64.8% (Continued)	Shares	Value
Information Technology - 4.8% (Continued)
Electronic Equipment, Instruments & Components - 3.0% (Continued)
FLIR Systems, Inc.	18,260	$843,612
		1,406,412
IT Services - 1.2%
Cardtronics plc - Class A *	20,000	483,800
Mastercard, Inc. - Class A	266	80,037
		563,837
Materials - 7.0%
Containers & Packaging - 7.0%
Greif, Inc. - Class A	50,041	1,700,393
WestRock Company	56,040	1,572,483
		3,272,876
Real Estate - 3.1%
Real Estate Management & Development - 3.1%
Kennedy-Wilson Holdings, Inc.	102,511	1,437,204

Total Common Stocks (Cost $31,290,354)		$30,231,428

EXCHANGE-TRADED FUNDS - 5.1%	Shares	Value
SPDR® S&P® Regional Banking ETF (Cost $2,371,525)	62,190	$2,374,414

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	11,776	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	11,776	0
Total Warrants (Cost $0)		$0

MONEY MARKET FUNDS - 29.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.055% (b) (Cost $13,543,827)	13,543,827	$13,543,827

Total Investments at Value - 99.0% (Cost $47,205,706)		$46,149,669

Other Assets in Excess of Liabilities - 1.0%		480,333

Net Assets - 100.0%		$46,630,002

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as of May 31, 2020, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund

Schedule of Investments

May 31, 2020 (Unaudited)

COMMON STOCKS - 3.7%	Shares	Value
Energy - 3.7%
Energy Equipment & Services - 3.7%
PHI Group, Inc. * (a) (Cost $1,609,094)	149,912	$1,469,138

CORPORATE BONDS - 43.0%	Par Value	Value
Communication Services - 3.8%
Media - 3.8%
DIRECTV Holdings, LLC, 3.80%, due 03/15/22	$500,000	$518,862
Discovery Communications, Inc., 4.375%, due 06/15/21	600,000	618,671
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	347,190
		1,484,723
Consumer Staples - 3.5%
Food Products - 3.5%
General Mills, Inc., 3.15%, due 12/15/21	1,340,000	1,378,882

Financials - 15.2%
Commercial Banks - 10.0%
Bank of America Corporation, 2.40%, due 08/23/24	1,250,000	1,242,758
Wells Fargo & Company,
2.55%, due 12/07/20	2,007,000	2,027,305
4.125%, due 08/15/23	650,000	700,656
		3,970,719
Insurance - 1.7%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	681,001

Investment Banking & Brokerage Services - 3.5%
Goldman Sachs Group, Inc., 3.00%, due 04/26/22	1,350,000	1,373,209

Health Care - 4.3%
Health Care Equipment & Supplies - 4.3%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,688,609

Industrials - 3.1%
Air Freight & Logistics - 0.2%
United Parcel Service, Inc., 2.05%, due 04/01/21	100,000	101,209

Electrical Equipment - 2.9%
Eaton Corporation, 8.10%, due 08/15/22	1,000,000	1,142,114

Information Technology - 6.5%
Electronic Equipment, Instruments & Components - 3.1%
Corning, Inc., 7.25%, due 08/15/36	500,000	609,721
FLIR Systems, Inc., 3.125%, due 06/15/21	625,000	628,510
		1,238,231

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 43.0% (Continued)	Par Value	Value
Information Technology - 6.5% (Continued)
IT Services - 0.6%
Automatic Data Processing, Inc., 2.25%, due 09/15/20	$210,000	$210,826

Software - 1.8%
Oracle Corporation, 3.875%, due 07/15/20	50,000	50,218
Symantec Corporation, 4.20%, due 09/15/20	665,000	667,494
		717,712
Technology Hardware, Storage & Peripherals - 1.0%
EMC Corporation, 2.65%, due 06/01/20	404,000	404,000

Materials - 1.8%
Chemicals - 1.8%
Mosaic Company (The), 3.25%, due 11/15/22	685,000	690,113

Utilities - 4.8%
Electric Utilities - 4.8%
Exelon Generation Company, LLC, 4.00%, due 10/01/20	1,200,000	1,202,645
Southern Company, 2.35%, due 07/01/21	690,000	701,826
		1,904,471

Total Corporate Bonds (Cost $16,460,471)		$16,985,819

U.S. TREASURY OBLIGATIONS - 49.9%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 1.4%
2.375%, due 01/15/25	$479,301	$542,533

U.S. Treasury Notes - 48.5%
2.000%, due 07/31/20	2,000,000	2,006,194
2.375%, due 12/31/20	6,250,000	6,329,346
1.375%, due 04/30/21	4,000,000	4,042,812
2.750%, due 11/15/23	6,250,000	6,795,654
		19,174,006

Total U.S. Treasury Obligations (Cost $18,934,481)		$19,716,539

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

MONEY MARKET FUNDS - 3.1%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 0.055% (b) (Cost $1,239,172)	1,239,172	$1,239,172

Total Investments at Value - 99.7% (Cost $38,243,218)		$39,410,668

Other Assets in Excess of Liabilities - 0.3%		118,698

Net Assets - 100.0%		$39,529,366

*	Non-income producing security.
(a)	Security was received in a private placement. Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $1,469,138 as of May 31, 2020, representing 3.7% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2020.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds

Notes to Schedules of Investments

May 31, 2020 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks and exchange-traded funds (“ETFs”), listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Funds are invested in other open-end investment companies, except ETFs, that are registered under the Investment Company Act of 1940, as amended, the Funds’ net asset values (“NAVs”) are calculated based on the NAVs reported by such registered open-end investment companies, and the prospectuses for these registered open-end investment companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2020:

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total
Common Stocks	$30,231,428	$-		$-	$30,231,428
Exchange-Traded Funds	2,374,414	-		-	2,374,414
Warrants	-	0	*	-	0
Money Market Funds	13,543,827	-		-	13,543,827
Total	$46,149,669	$0		$-	$46,149,669

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total
Common Stocks	$-	$-	$1,469,138	$1,469,138
Corporate Bonds	-	16,985,819	-	16,985,819
U.S. Treasury Obligations	-	19,716,539	-	19,716,539
Money Market Funds	1,239,172	-	-	1,239,172
Total	$1,239,172	$36,702,358	$1,469,138	$39,410,668

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by asset type and sector or industry type. The CM Advisors Small Cap Value Fund did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2020.

The following is a reconciliation of Level 3 investments held in CM Advisors Fixed Income Fund for which significant unobservable inputs were used to determine fair value for the period ended May 31, 2020:

CM Advisors Fixed Income Fund
Balance as of February 29, 2020	$1,609,095
Net change in unrealized appreciation (depreciation)	(139,957)
Balance as of May 31, 2020	$1,469,138

The following table summarizes the valuation techniques used and unobservable inputs developed by the Trust’s Fair Value Committee in conformity with guidelines adopted by and subject to review by the Board of Trustees to determine the fair value of the Level 3 instruments:

		Fair Value at 5/31/2020	Valuation Technique	Unobservable Input	Value	Impact to Valuation from an Increase in Input
CM Advisors Fixed Income Fund	Common Stocks	$1,469,138	Management's Estimate of Value at Mandatory Exchange	N/A	N/A	N/A

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2020:

	CM Advisors	CM Advisors
	Small Cap	Fixed Income
	Value Fund	Fund
Cost of portfolio investments	$47,364,370	$38,243,251

Gross unrealized appreciation	$4,893,040	$1,314,615
Gross unrealized depreciation	(6,107,741)	(147,198)

Net unrealized appreciation (depreciation)	$(1,214,701)	$1,167,417

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2020, CM Advisors Small Cap Value Fund had 29.3% of the value of its net assets invested in common stocks within the Industrials sector.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

5.	Investments in Money Market Funds

In order to maintain sufficient liquidity to implement investment strategies, or for temporary defensive purposes, the Funds may at times invest a significant portion of their assets in shares of a money market fund. As of May 31, 2020, CM Advisors Small Cap Value Fund had 29.1% of the value of its net assets invested in shares of a money market fund registered under the 1940 Act. The financial statements of the money market fund, the Wells Fargo Advantage Treasury Plus Money Market Fund – Institutional Class, can be found at www.sec.gov. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market funds have been rare, they are possible. The Funds incur additional indirect expenses due to acquired fund fees and expenses to the extent they invest in shares of money market funds.

6.	Subsequent Events

At a meeting of the Board of Trustees held on June 18, 2020, the Trustees, in consultation with the Funds’ investment advisor, Van Den Berg Management I, Inc. d/b/a CM Fund Advisors (the “Advisor”), determined and approved the discontinuation of CM Advisors Small Cap Value Fund’s operations based on, among other factors, the Advisor’s belief that it would be in the best interests of the CM Advisors Small Cap Value Fund and its shareholders to discontinue the Fund’s operations. Shares of the CM Advisors Small Cap Value Fund are no longer available for purchase and all outstanding shares will be redeemed on or before August 18, 2020.